Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 69.5	£ 56.5
Liabilities in respect of put option agreements with vendors	245.9	101.4
Fair value of derivatives	38.2	11.2
Other creditors and accruals	78.3	144.4
Trade and other payables	£ 431.9	£ 313.5